Financial Instruments (Details 3) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of Financial Instrument [Line Items]
Derivative financial Asset	$ 11,522,482	$ 3,158,391
Total Agreements [Member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	51	48
Derivative financial Asset	$ 15,060,115	$ 5,076,582
Derivative financial Liability	$ 6,348,654	$ 12,256,863
Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	2	2
Derivative financial Asset	$ 3,537,633	$ 1,918,191
Derivative financial Liability	$ 1,351,530	$ 1,840,188
Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	49	46
Derivative financial Asset	$ 11,522,482	$ 3,158,391
Derivative financial Liability	$ 4,997,124	$ 10,416,675
USD [Member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	1	1
Derivative, Nominal amount			$ 2,000	$ 2,000
Derivative financial Asset	$ 3,325,079	$ 1,918,191
Derivative financial Liability	$ 1,194,502	$ 1,484,538
USD [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	32	27
Derivative, Nominal amount			269,371	245,641
Derivative financial Asset	$ 11,264,711	$ 3,095,825
Derivative financial Liability	3,832,634	$ 9,722,619
USD [Member] | Not later than one year [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements		-
Derivative, Nominal amount			0	0
Derivative financial Asset	0	$ 0
Derivative financial Liability	1,194,502	1,484,538
USD [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative, Nominal amount			79,326	65,598
Derivative financial Asset	225,815	44,474
Derivative financial Liability	1,153,302	694,056
CLP [Member] | Not later than one year [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative, Nominal amount			0	7,872
Derivative financial Asset	212,554	0
Derivative financial Liability	0	355,650
CLP [Member] | Later than one year and not later than five years [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative, Nominal amount			2,000	2,000
Derivative financial Asset	3,325,079	1,918,191
Derivative financial Liability	$ 0	$ 0
Euro [Member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	1	1
Derivative, Nominal amount			11,600	7,872
Derivative financial Asset	$ 212,554	$ 0
Derivative financial Liability	$ 157,028	$ 355,650
Euro [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	10	14
Derivative, Nominal amount			79,326	65,598
Derivative financial Asset	$ 225,815	$ 44,474
Derivative financial Liability	1,153,302	694,056
Euro [Member] | Not later than one year [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative, Nominal amount			269,371	245,641
Derivative financial Asset	11,264,711	3,095,825
Derivative financial Liability	3,832,634	9,722,619
Euro [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative, Nominal amount			2,650	1,750
Derivative financial Asset	28,381	15,530
Derivative financial Liability	$ 3,986	$ 0
Euro [Member] | Later than one year and not later than five years [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	-	-
Derivative, Nominal amount			11,600	0
Derivative financial Asset	$ 0	$ 0
Derivative financial Liability	$ 157,028	$ 0
CAD [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	3	3
Derivative, Nominal amount			2,650	1,750
Derivative financial Asset	$ 28,381	$ 15,530
Derivative financial Liability	3,986	0
CAD [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative, Nominal amount			1,030	480
Derivative financial Asset	3,575	2,562
Derivative financial Liability	$ 7,202	$ 0
GBP [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	4	2
Derivative, Nominal amount			$ 1,030	$ 480
Derivative financial Asset	$ 3,575	$ 2,562
Derivative financial Liability	$ 7,202	$ 0
GBP [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	4